Subsequent Events (Details) - Registered Direct Offering - USD ($)	Mar. 08, 2022	Jul. 03, 2019	Dec. 31, 2020
Subsequent Event [Line Items]
Aggregate ADSs issued (in shares)		2,368,392
Gross proceeds		$ 4,500,000
Share issue price (in dollars per ADS)		$ 1.90
Placement agent fees and expenses		$ 337,496
Investor warrants
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares).			1,184,213
Term of the warrants			5 years
Exercise price of warrants (in dollars per ADS)			$ 3.00
Placement agent warrants
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares).		177,629
Exercise price of warrants (in dollars per ADS)		$ 2.85
Subsequent Event
Subsequent Event [Line Items]
Aggregate ADSs issued (in shares)	7,440,833
Gross proceeds	$ 8,900,000
Share issue price (in dollars per ADS)	$ 1.20
Subsequent Event | Investor warrants
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares).	3,720,409
Term of the warrants	5 years
Exercise price of warrants (in dollars per ADS)	$ 1.40
Subsequent Event | Placement agent warrants
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares).	297,633
Exercise price of warrants (in dollars per ADS)	$ 1.50
Placement agent fees and expenses	$ 774,321